LIQUIDITY AND CAPITAL RESOURCES (Details) (USD $)							0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 20, 2012 Common stock	Aug. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Aug. 31, 2012 Common stock Warrants issued to institutional investors	Sep. 30, 2012 Minimum item	Sep. 30, 2012 Maximum	Sep. 30, 2012 2013 Notes
Liquidity and capital resources
Cash and cash equivalents	$ 38,049,095	$ 57,225,234	$ 69,600,199	$ 38,155,251	$ 29,858,465	$ 11,760,920
Principal amount													8,277,850
Interest rate (as a percent)													3.125%
Stock issued during period (in shares)							140,712	2,359,932		1,179,966
Net proceeds from issuance of shares and warrants								3,268,798	68,900,000
Net cash required to obligate the entity to effect merger											$ 17,000,000
Period for which cash and cash equivalents will meet liquidity requirements											3 years	5 years
Number of products or technologies licensed by the entity as an alternative to raising additional financing											1